UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7642

Name of Fund: MuniAssets Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniAssets
      Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments

                                                           MuniAssets Fund, Inc.

Schedule of Investments as of August 31, 2004                     (in Thousands)

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                       S&P      Moody's   Face
State                  Ratings  Ratings   Amount  Municipal Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.0%         B        NR*      $ 2,420  Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of          $  2,484
                                                  America-Jefferson Smurfit Corp. Project), 8% due 4/01/2009
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Alaska - 0.6%          NR*      NR*        1,410  Alaska Industrial Development and Export Authority Revenue Bonds            1,460
                                                  (Williams Lynxs Alaska Cargoport), AMT, 7.80% due 5/01/2014
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 6.6%                                    Coconino County, Arizona, Pollution Control Corporation, Revenue
                                                  Refunding Bonds (Tucson Electric Power - Navajo):
                       B+       Ba3        3,000      AMT, Series A, 7.125% due 10/01/2032                                    3,105
                       B+       Ba3        2,500      Series B, 7% due 10/01/2032                                             2,590
                                                  Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King
                                                  Apartments Project):
                       NR*      Ba1        1,470      Series A, 6.75% due 5/01/2031                                           1,216
                       NR*      NR*        2,365      Sub-Series C, 9.50% due 11/01/2031                                      1,842
                       NR*      Caa2       7,600  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds            5,606
                                                  (America West Airlines Inc. Project), AMT, 6.30% due 4/01/2023
                       NR*      Baa3       1,000  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter         1,021
                                                  Schools Project II), Series A, 6.75% due 7/01/2031
                       NR*      NR*        1,415  Show Low, Arizona, Improvement District No. 5, Special Assessment           1,482
                                                  Bonds, 6.375% due 1/01/2015
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California - 3.8%                                 California State, Various Purpose, GO:
                       A        A3         1,900      5.25% due 11/01/2025                                                    1,986
                       A        A3         1,300      5.50% due 11/01/2033                                                    1,375
                       A        Aaa        1,180      5.25% due 4/01/2034                                                     1,216
                       NR*      NR*        1,320  Fontana, California, Special Tax, Refunding (Community Facilities           1,328
                                                  District Number 22 - Sierra), 6% due 9/01/2034
                                                  Golden State Tobacco Securitization Corporation of California,
                                                  Tobacco Settlement Revenue Bonds:
                       BBB      Baa3       1,425      Series 2003-A-1, 6.75% due 6/01/2039                                    1,330
                       A-       Baa1       2,620      Series B, 5.50% due 6/01/2043                                           2,689
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

Portfolio
Abbreviations

To simplify the listings of MuniAssets Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT   Alternative Minimum Tax (subject to)
EDA   Economic Development Authority
GO    General Obligation Bonds
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDR   Industrial Development Revenue Bonds
M/F   Multi-Family
PCR   Pollution Control Revenue Bonds
VRDN  Variable Rate Demand Notes

--------------------------------------------------------------------------------

                                                           MuniAssets Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)         (in Thousands)

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                       S&P      Moody's   Face
State                  Ratings  Ratings   Amount  Municipal Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 7.5%        AAA      Aaa      $ 2,000  Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D,  $  2,466
                                                  7.75% due 11/15/2013(a)
                                                  Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds
                                                  (Pavilions), AMT:
                       NR*      Baa2       2,500      7.75% due 9/01/2016                                                     2,645
                       NR*      Baa2       3,000      7.75% due 9/01/2017                                                     3,174
                                                  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
                                                  Improvement Fee):
                       NR*      NR*        1,890      Series A, 7.10% due 9/01/2014                                           1,976
                       NR*      NR*        2,095      Series A, 7.30% due 9/01/2022                                           2,191
                       NR*      NR*        1,000      Series B, 7% due 9/01/2031                                              1,028
                       NR*      NR*        1,760  North Range, Colorado, Metropolitan District Number 1, GO, 7.25%            1,772
                                                  due 12/15/2031
                       NR*      NR*        2,850  Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue         2,976
                                                  Bonds (Public Improvement Fees), 8% due 12/01/2025
                       NR*      NR*        1,170  Southlands, Colorado, Medical District, GO (Metropolitan District # 1),     1,165
                                                  7.125% due 12/01/2034
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.7%     BBB-     Baa3         680  Connecticut State Development Authority, Airport Facility Revenue Bonds       770
                                                  (LearJet Inc. Project), AMT, 7.95% due 4/01/2026
                       NR*      NR*        3,490  Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC            3,637
                                                  Project), AMT, 8% due 4/01/2030
                       NR*      B1         2,425  New Haven, Connecticut, Facility Revenue Bonds (Hill Health Corporation     2,436
                                                  Project), 9.25% due 5/01/2017
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 5.3%         NR*      NR*          790  Arbor Greene Community Development District, Florida, Special                 816
                                                  Assessment Revenue Bonds, 7.60% due 5/01/2018
                       NR*      NR*        1,130  Capital Projects Finance Authority, Florida, Continuing Care Retirement     1,159
                                                  Revenue Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032
                       NR*      NR*          500  Harbor Bay, Florida, Community Development District, Capital                  533
                                                  Improvement Special Assessment Revenue Bonds, Series A, 7%
                                                  due 5/01/2033
                       NR*      NR*        2,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds          2,116
                                                  (National Gypsum), AMT, Series A, 7.125% due 4/01/2030
                       NR*      NR*        3,255  Midtown Miami, Florida, Community Development District, Special             3,328
                                                  Assessment Revenue Bonds, Series A, 6.25% due 5/01/2037
                       NR*      NR*        2,305  Orlando, Florida, Urban Community Development District, Capital             2,445
                                                  Improvement Special Assessment Bonds, Series A, 6.95% due 5/01/2033
                       B-       B1         2,400  Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%              2,032
                                                  due 7/01/2028
                       A1+      VMIG1+       100  Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds       100
                                                  (Sarasota Memorial Hospital), VRDN, Series A, 1.38% due 7/01/2037(a)(d)
                       NR*      NR*          960  Waterchase, Florida, Community Development District, Capital                1,005
                                                  Improvement Revenue Bonds, Series A, 6.70% due 5/01/2032
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

                                                           MuniAssets Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)         (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                       S&P      Moody's   Face
State                  Ratings  Ratings   Amount  Municipal Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.6%         NR*      NR*      $ 3,000  Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station         $  3,145
                                                  Project), 7.90% due 12/01/2024
                                                  Brunswick & Glynn County, Georgia, Development Authority, First
                                                  Mortgage Revenue Bonds (Coastal Community Retirement Corporation
                                                  Project), Series A:
                       NR*      NR*        1,165      7.125% due 1/01/2025                                                    1,134
                       NR*      NR*        1,690      7.25% due 1/01/2035                                                     1,647
                       BBB      NR*        2,000  Milledgeville-Baldwin County, Georgia, Development Authority Revenue        2,050
                                                  Bonds (Georgia College and State University Foundation), 5.625%
                                                  due 9/01/2030
                       NR*      NR*        1,170  Savannah, Georgia, EDA Revenue Bonds (Marshes of Skidaway), First           1,183
                                                  Mortgage, Series A, 7.40% due 1/01/2034
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.4%           NR*      NR*        1,000  Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley          1,009
                                                  Vista Care Corporation), Series A, 7.75% due 11/15/2016
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 3.9%        CCC      Caa2       4,000  Chicago, Illinois, O'Hare International Airport, Special Facility           2,936
                                                  Revenue Refunding Bonds (American Airlines Inc. Project), 8.20%
                                                  due 12/01/2024
                       NR*      NR*          600  Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75%          621
                                                  due 12/01/2032 Illinois Development Finance Authority Revenue Bonds
                                                  (Primary Health Care Centers Facilities Acquisition Program):
                       NR*      NR*          975      7.50% due 12/01/2006                                                    1,006
                       NR*      NR*        3,195      7.75% due 12/01/2016                                                    3,382
                       NR*      B2         2,150  Illinois Health Facilities Authority Revenue Bonds (Holy Cross Hospital     1,800
                                                  Project), 6.70% due 3/01/2014
                       A1+      VMIG1+       200  Illinois Health Facilities Authority, Revenue Refunding Bonds                 200
                                                  (Resurrection Health Care), VRDN, Series A, 1.34% due 5/15/2029(c)(d)
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.3%         NR*      NR*        2,000  Indianapolis, Indiana, M/F Revenue Bonds (Lake Nora Fox Club Project),        900
                                                  Series B, 7.50% due 10/01/2029(e)
-----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%            NR*      NR*        2,250  Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds     2,690
                                                  (Care Initiatives Project), 9.25% due 7/01/2025
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.9%        NR*      NR*        2,850  Kenton County, Kentucky, Airport Board, Special Facilities Revenue          2,241
                                                  Bonds (Mesaba Aviation Inc. Project), AMT, Series A, 6.70%
                                                  due 7/01/2029
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.5%       B        NR*        1,150  Hodge, Louisiana, Utility Revenue Refunding Bonds (Stone Container          1,191
                                                  Corporation), AMT, 7.45% due 3/01/2024
                       BB-      NR*        7,500  Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company      7,740
                                                  Project), 7.50% due 7/01/2013
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Maine - 0.4%           BB       Ba2        1,160  Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds     1,161
                                                  (Great Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022
-----------------------------------------------------------------------------------------------------------------------------------

                                                           MuniAssets Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)         (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                       S&P      Moody's   Face
State                  Ratings  Ratings   Amount  Municipal Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.8%        NR*      NR*      $ 1,930  Maryland State Economic Development Corporation, Revenue Refunding       $  1,988
                                                  Bonds (Baltimore Association for Retarded Citizens-Health and Mental
                                                  Hygiene Program), Series A, 7.75% due 3/01/2025
                       NR*      NR*        2,500  Maryland State Energy Financing Administration, Limited Obligation          2,559
                                                  Revenue Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.9%   BB+      NR*        1,680  Massachusetts State Development Finance Agency, Revenue Refunding Bonds     1,444
                                                  (Eastern Nazarene College), 5.625% due 4/01/2029
                       BBB-     NR*        1,150  Massachusetts State Health and Educational Facilities Authority Revenue     1,201
                                                  Bonds (Jordan Hospital), Series E, 6.75% due 10/01/2033
                       NR*      Ba2        2,220  Massachusetts State Health and Educational Facilities Authority,            2,126
                                                  Revenue Refunding Bonds (Bay Cove Human Services Issue), Series A,
                                                  5.90% due 4/01/2028
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.9%        A        NR*        1,400  Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds       1,501
                                                  (Hurley Medical Center), Series A, 6% due 7/01/2020
                       B        Ba3        1,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds            898
                                                  (Detroit Medical Center Obligation Group), Series A, 6.50%
                                                  due 8/15/2018
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.7%       NR*      NR*        1,770  Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue              1,791
                                                  Refunding Bonds (Radisson Kellogg Project), Series 2, 7.375%
                                                  due 8/01/2029
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.0%                                   Fenton, Missouri, Tax Increment, Revenue Refunding and Improvement
                                                  Bonds (Gravois Bluffs):
                       NR*      NR*          440      6.75% due 10/01/2015                                                      462
                       NR*      NR*        1,000      7% due 10/01/2021                                                       1,081
                       NR*      NR*        1,000  Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue        1,006
                                                  Bonds (Bishop Spencer Place), Series A, 6.50% due 1/01/2035
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.3%          NR*      NR*          650  Clark County, Nevada, Improvement District No. 142 Special Assessment,        670
                                                  6.375% due 8/01/2023
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New Jersey - 15.0%                                Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                                  (Holt Hauling & Warehousing), AMT, Series A(e):
                       NR*      NR*        5,600      9.625% due 1/01/2011                                                      748
                       NR*      NR*        5,800      9.875% due 1/01/2021                                                      774
                       CCC      B2         1,255  Camden County, New Jersey, Pollution Control Financing Authority,           1,239
                                                  Solid Waste Resource Recovery Revenue Bonds, Series D, 7.25%
                                                  due 12/01/2010
                                                  Camden County, New Jersey, Pollution Control Financing Authority,
                                                  Solid Waste Resource Recovery Revenue Refunding Bonds, AMT:
                       CCC      B2         9,000      Series A, 7.50% due 12/01/2010                                          8,950
                       CCC      B2         1,220      Series B, 7.50% due 12/01/2009                                          1,213
                       NR*      Ba3        2,500  New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel),             2,576
                                                  7% due 10/01/2014
                                                  New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                       NR*      NR*        1,665      (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2021               1,713
                       NR*      NR*        5,800      (Seabrook Village Inc.), 8.125% due 11/15/2023                          6,210

                                                           MuniAssets Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)         (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                       S&P      Moody's   Face
State                  Ratings  Ratings   Amount  Municipal Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey                                        New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
(concluded)                                       Inc. Project), AMT:
                       B        Caa2     $ 2,000      6.25% due 9/15/2019                                                  $  1,569
                       B        Caa2       6,195      6.25% due 9/15/2029                                                     4,523
                       B        Caa2       1,250      9% due 6/01/2033                                                        1,204
                       B+       NR*        2,650  New Jersey Health Care Facilities Financing Authority Revenue Bonds         2,445
                                                  (Pascack Valley Hospital Association), 6.625% due 7/01/2036
                       BBB-     Baa3       1,500  New Jersey Health Care Facilities Financing Authority, Revenue              1,707
                                                  Refunding Bonds (Trinitas Hospital Obligation Group), 7.40%
                                                  due 7/01/2020
                       BBB      Baa3       4,075  Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds,       3,791
                                                  6.75% due 6/01/2039
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.0%      B+       Ba3        2,500  Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San       2,595
                                                  Juan Project), Series A, 6.95% due 10/01/2020
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.3%        NR*      NR*        1,415  Dutchess County, New York, IDA, Civic Facility, Revenue Refunding Bonds     1,396
                                                  (Saint Francis Hospital), Series A, 7.50% due 3/01/2029
                                                  New York City, New York, City IDA, Civic Facility Revenue Bonds:
                       NR*      NR*          510      Series C, 6.80% due 6/01/2028                                             529
                       NR*      NR*        2,715      (Special Needs Facilities Pooled Program), Series C-1, 6.625%           2,726
                                                      due 7/01/2029
                       BB-      Ba2        2,400  New York City, New York, City IDA, Special Facility Revenue Bonds           2,368
                                                  (British Airways PLC Project), AMT, 7.625% due 12/01/2032
                       NR*      NR*        1,575  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage     1,574
                                                  Revenue Bonds (Kendal on Hudson Project), Series A, 6.50%
                                                  due 1/01/2034
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina -       NR*      NR*        1,500  North Carolina Medical Care Commission, Retirement Facilities, First        1,524
0.6%                                              Mortgage Revenue Bonds (Givens Estates Project), Series A, 6.50%
                                                  due 7/01/2032
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.2%        B-       Caa2         580  Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds             576
                                                  (AMR Corporation), AMT, Series A, 5.80% due 6/01/2035
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.8%                                     Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds
                                                  (Wauna Cogeneration Project):
                       NR*      NR*        1,440      AMT, Series B, 7.40% due 1/01/2016                                      1,467
                       NR*      NR*          700      Series A, 7.125% due 1/01/2021                                            709
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.7%    NR*      NR*        3,250  Pennsylvania Economic Development Financing Authority, Exempt               3,270
                                                  Facilities Revenue Bonds (National Gypsum Company), AMT, Series A,
                                                  6.25% due 11/01/2027
                       NR*      Ba1        2,270  Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT,             2,291
                                                  Series A, 7.50% due 1/01/2025
                       NR*      NR*        6,440  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,      6,571
                                                  7.75% due 12/01/2017
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina -       BBB-     NR*        3,500  South Carolina Jobs, EDA, Economic Development Revenue Bonds                3,725
1.7%                                              (Westminster Presbyterian Center), 7.75% due 11/15/2030
                       B-       B1           740  York County, South Carolina, Industrial Revenue Bonds (Hoechst Celanese       656
                                                  Corporation), AMT, 5.70% due 1/01/2024
-----------------------------------------------------------------------------------------------------------------------------------

                                                           MuniAssets Fund, Inc.

Schedule of Investments as of August 31, 2004 (continued)         (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                       S&P      Moody's   Face
State                  Ratings  Ratings   Amount  Municipal Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.0%       NR*      NR*      $ 2,500  Shelby County, Tennessee, Health, Educational & Housing Facilities       $  2,571
                                                  Board Revenue Bonds (Germantown Village), Series A, 7.25%
                                                  due 12/01/2034
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.0%          BBB-     Baa3       1,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises      1,045
                                                  Inc.), First Tier, Series A, 6.70% due 1/01/2028
                       A1+      VMIG1+       200  Bell County, Texas, Health Facilities Development Corporation, Hospital       200
                                                  Revenue Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-2,
                                                  1.35% due 8/15/2031(b)(d)
                                                  Brazos River Authority, Texas, PCR, Refunding, AMT:
                       BBB      Baa2       2,550      (Texas Utility Company), Series A, 7.70% due 4/01/2033                  2,975
                       BBB      Baa2       4,080      (Utilities Electric Company), Series B, 5.05% due 6/01/2030             4,202
                       BBB-     NR*        1,680  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy      1,831
                                                  Inc. Project), Series B, 7.75% due 12/01/2018
                       A        A3         2,900  Brazos River, Texas, Harbor Navigation District, Brazoria County            3,177
                                                  Environmental Revenue Refunding Bonds (Dow Chemical Company Project),
                                                  AMT, Series A-7, 6.625% due 5/15/2033
                       BBB-     Baa3       1,420  Dallas-Fort Worth, Texas, International Airport Facility, Improvement       1,408
                                                  Corporation Revenue Bonds (Learjet Inc.), AMT, Series 2001-A-1, 6.15%
                                                  due 1/01/2016
                       NR*      NR*        2,340  Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds             2,299
                                                  (Independent Senior Living Center), 7.75% due 1/01/2034
                       NR*      NR*        1,400  Houston, Texas, Health Facilities Development Corporation, Retirement       1,442
                                                  Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
                                                  7.125% due 2/15/2034
                       A-       A3         2,400  Lower Colorado River Authority, Texas, PCR (Samsung Austin                  2,567
                                                  Semiconductor), AMT, 6.375% due 4/01/2027
                       BBB      NR*        1,325  Lufkin, Texas, Health Facilities Development Corporation, Health System     1,267
                                                  Revenue Bonds (Memorial Health System of East Texas), 5.70%
                                                  due 2/15/2028
                       BBB-     Ba2        3,190  Matagorda County, Texas, Navigation District Number 1 Revenue Refunding     3,518
                                                  Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029
                       BB       Ba3        1,860  Port Corpus Christi, Texas, Individual Development Corporation,             1,965
                                                  Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                                  Project), AMT, 8.25% due 11/01/2031
                       B-       Ba3        3,000  Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project),     2,978
                                                  AMT, Series B, 6.70% due 11/01/2030
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Utah - 0.7%            NR*      NR*        1,660  Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds           1,717
                                                  (Laidlaw Environmental), AMT, Series A, 7.45% due 7/01/2017
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 5.5%        NR*      NR*        1,500  Dulles Town Center, Virginia, Community Development Authority, Special      1,530
                                                  Assessment Tax (Dulles Town Center Project), 6.25% due 3/01/2026
                                                  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                                  Capital Appreciation:
                       NR*      B1         5,500      1st Tier, Sub-Series C, 6.25%** due 8/15/2027                             539
                       BB       Ba2       48,400      Senior Series B, 5.95%** due 8/15/2031                                  6,266
                       BB       Ba2       48,400      Senior Series B, 5.95%** due 8/15/2032                                  5,808
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.4%   B-       B2         1,320  Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community       1,029
                                                  Hospital Association Inc. Project), 6% due 5/01/2019
-----------------------------------------------------------------------------------------------------------------------------------

                                                           MuniAssets Fund, Inc.

Schedule of Investments as of August 31, 2004 (concluded)         (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                       S&P      Moody's   Face
State                  Ratings  Ratings   Amount  Municipal Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%       NR*      NR*      $ 1,855  Wisconsin State Health and Educational Facilities Authority Revenue      $  1,880
                                                  Bonds (New Castle Place Project), Series A, 7% due 12/01/2031
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 1.0%         BB+      Ba3        2,500  Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC         2,542
                                                  Corporation Project), AMT, Series A, 7% due 6/01/2024
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 1.3%  BBB-     Baa3       3,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds      3,261
                                                  (Hovensa Coker Project), AMT, 6.50% due 7/01/2021
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Municipal Bonds  (Cost - $265,551) - 98.0%                          251,919
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Investments  (Cost - $265,551***) - 98.0%                                                      251,919

                       Other Assets Less Liabilities - 2.0%                                                                   5,200
                                                                                                                           --------
                       Net Assets - 100.0%                                                                                 $257,119
                                                                                                                           ========

--------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FSA Insured.
(d) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 2004.
(e)   Non-income producing security.
*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
                                                                  ==============
      Aggregate cost                                                  $ 265,521
                                                                  ==============
      Gross unrealized appreciation                                   $  11,389
      Gross unrealized depreciation                                     (24,991)
                                                                  --------------
      Net unrealized depreciation                                     $ (13,602)
                                                                  ==============

+     Highest short-term rating by Moody's Investors Service, Inc.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniAssets Fund, Inc.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    MuniAssets Fund, Inc.

Date: October 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    MuniAssets Fund, Inc.

Date: October 18, 2004


By: /s/ Donald C. Burke
    ----------------------
    Donald C. Burke,
    Chief Financial Officer of
    MuniAssets Fund, Inc.

Date: October 18, 2004